FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of financial assets

	December 31,
	2022	2023	2023
	CNY	CNY	US$

Debt instruments at amortized cost:
Trade receivables: current	46,760	—	—
Trade receivables: non-current	10,520	—	—
Financial assets included in other receivables	82,406	3	—
Financial assets at fair value through other comprehensive income:
Bills receivable	8,500	—	—

Total	148,186	3	—

Total current	137,666	3	—
Total non-current	10,520	—	—

Schedule of financial liabilities

	December 31,	December 31,	December 31,
	2022	2023	2023
	CNY	CNY	US$

Derivatives not designated as hedging instruments:
Derivative financial liabilities (i)	824	—	—
Financial liabilities at amortized cost:
Trade payables	20,326	100	14
Financial liabilities in other payables and accruals	6,749	7,864	1,111
Lease liabilities	2,915	360	51
Due to related companies	3,408	9,069	1,281
Due to the Shareholder	7,153	85,673	12,103
Interest-bearing loans and borrowings	74,000	—	—

Total	115,375	103,066	14,560

Total current	42,777	103,066	14,560
Total non-current	72,598	—	—

(i)

This represents certain warrants issued to institutional investors on January 20, 2021, which was recognized as derivative financial liabilities (not designated as hedging instruments) with a fair value of CNY9,246 (US$1,427)* on the issue date as the investors have the right to exercise their warrants on a cashless basis. In accordance with IAS 32, a contract settled by a single net payment (generally referred to as net cash-settled or net equity-settled as the case may be) is a financial liability and not an equity instrument. The fair value gain of derivative financial liabilities for the years ended December 31, 2021, 2022 and 2023 was CNY7,467 and CNY1,007, CNY847 (US$120), respectively.

Schedule of the carrying amounts and fair values of the Group’s financial instruments other than those with carrying amounts

	December 31,
	2022		2023		2023
	CNY		CNY		US$
	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value

Financial liabilities
Interest-bearing loans and borrowings	74,000	77,636	—	—	—	—

Schedule of the fair value measurement hierarchy of the Group’s financial assets and financial liabilities

As of December 31, 2022	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	CNY	CNY	CNY	CNY
Recurring fair value measurement:
Financial assets
Bills receivable	—	8,500	—	8,500
Financial liabilities
Derivative financial liabilities	—	824	—	824